REPORTING ENTITY AND GOING CONCERN (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses	$ 3,655,649	$ 1,715,677	$ 1,171,474
Net loss	$ (4,326,294)	$ (3,643,495)	$ (2,524,146)
Net loss per share basic and diluted	$ (0.00)	$ (0.01)	$ (0.00)
As Restated Statement [Member]
Operating expenses		$ 1,715,677	$ 1,171,474
Finance expense		1,927,818	1,352,672
Net loss		$ 3,643,495	$ 2,524,146
Net loss per share basic and diluted		$ (0.01)	$ (0.00)
Scenario Previously Reported [Member]
Operating expenses		$ 1,649,041	$ 1,066,980
Finance expense		1,927,818	1,352,672
Net loss		$ 3,576,859	$ 2,419,652
Net loss per share basic and diluted		$ (0.01)	$ (0.00)
Restatement Adjustmen [Member]
Operating expenses		$ 66,636	$ 104,494
Finance expense			0
Net loss		$ 66,636	$ 104,494
Net loss per share basic and diluted		$ (0.00)	$ (0.00)